FILED PURSUANT TO RULE 497(e)

REGISTRATION NO. 33-66262

GAMCO GLOBAL SERIES FUNDS, INC.

The Gabelli Global Content & Connectivity Fund

The Gabelli Global Growth Fund

The Gabelli International Small Cap Fund

The Gabelli Global Rising Income and Dividend Fund

Gabelli Global Mini MitesTM Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated February 23, 2023, to each Fund’s Statutory Prospectus for Class AAA Shares, Class A Shares, and Class I Shares, dated April 29, 2022

Effective February 23, 2023, each Fund’s Average Annual Total Returns Table is replaced in its entirety with the following:

Average Annual Total Returns (for the years ended December 31, 2021, with maximum sales charge, if applicable)	Past One Year	Past Five Years	Past Ten Years
Gabelli Global Content & Connectivity Fund
Class AAA Shares
Return Before Taxes	5.17%	7.18%	6.80%
Return After Taxes on Distributions	3.57%	5.73%	5.65%
Return After Taxes on Distributions and Sale of Fund Shares	4.16%	5.40%	5.35%
Class A Shares
Return Before Taxes	(0.88)%	5.91%	6.15%
Class I Shares
Return Before Taxes	5.18%	7.63%	7.16%
MSCI AC World Communication Services Index (reflects no deduction for fees, expenses, or taxes)	10.82%	10.93%	8.94%
MSCI AC World Index (reflects no deduction for fees, expenses, or taxes)	19.04%	14.97%	12.44%

Average Annual Total Returns (for the years ended December 31, 2021, with maximum sales charge, if applicable)	Past One Year	Past Five Years	Past Ten Years
Gabelli Global Growth Fund
Class AAA Shares
Return Before Taxes	21.10%	21.87%	15.55%
Return After Taxes on Distributions	19.95%	20.34%	14.01%
Return After Taxes on Distributions and Sale of Fund Shares	13.33%	17.50%	12.55%
Class A Shares
Return Before Taxes	14.13%	20.42%	14.86%
Class I Shares
Return Before Taxes	21.10%	22.18%	15.96%
MSCI AC World Index (reflects no deduction for fees, expenses, or taxes)	19.04%	14.97%	12.44%
Lipper Global Large Cap Growth Fund Classification	15.15%	18.57%	13.99%

Average Annual Total Returns (for the years ended December 31, 2021, with maximum sales charge, if applicable)	Past One Year	Past Five Years	Past Ten Years
Gabelli International Small Cap Fund
Class AAA Shares
Return Before Taxes	4.16%	9.64%	8.06%
Return After Taxes on Distributions	3.76%	6.02%	6.11%
Return After Taxes on Distributions and Sale of Fund Shares	2.93%	6.98%	6.23%
Class A Shares
Return Before Taxes	(1.76)%	7.89%	7.18%
Class I Shares
Return Before Taxes	4.18%	9.80%	8.39%
MSCI EAFE Small Cap Index (reflects no deduction for fees, expenses, or taxes)	10.10%	11.04%	10.80%

Average Annual Total Returns (for the years ended December 31, 2021, with maximum sales charge, if applicable)	Past One Year	Past Five Years	Past Ten Years
Gabelli Global Rising Income and Dividend Fund
Class AAA Shares
Return Before Taxes	21.32%	10.01%	7.59%
Return After Taxes on Distributions	20.99%	9.78%	7.34%
Return After Taxes on Distributions and Sale of Fund Shares	13.06%	7.97%	6.14%
Class A Shares
Return Before Taxes	14.33%	8.71%	6.91%
Class I Shares
Return Before Taxes	21.34%	10.44%	7.91%
MSCI World Index (reflects no deduction for fees, expenses, or taxes)	22.35%	15.64%	13.32%

Average Annual Total Returns (for the years ended December 31, 2021, with maximum sales charge, if applicable)	Past One Year	Since Inception (October 1, 2018)
Gabelli Global Mini Mites Fund
Class AAA Shares (first issued on 10/01/18)
Return Before Taxes	19.25%	9.16%
Return After Taxes on Distributions	13.94%	7.14%
Return After Taxes on Distributions and Sale of Fund Shares	12.45%	6.43%
Class A Shares (first issued on 10/01/18)
Return Before Taxes	12.52%	8.90%
Class I Shares (first issued on 10/01/18)
Return Before Taxes	19.25%	9.24%
S&P Developed SmallCap Index (reflects no deduction for fees, expenses, or taxes)	15.18%	10.62%

Please retain this Supplement for future reference.